Net (Loss) Income Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Net (Loss) Income Per Share [Abstract]
Schedule of Basic and Diluted Net Income

The following table sets forth the computation of basic and diluted net (loss) income per share for years indicated:

	Year ended March 31,
	2023	2024	2025
	$	$	$
Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted	(294)	(959)	106

Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,070,524	4,373,236	4,401,825
Dilutive stock option	-	-	-
Weighted average common shares used in computing diluted net (loss) income per share	4,070,524	4,373,236	4,401,825

Net (loss) income per share, basic	(0.07)	(0.22)	0.02
Net (loss) income per share, diluted	(0.07)	(0.22)	0.02